Scudder
California
Tax Free Money Fund


Scudder
California
Tax Free Fund


Semiannual Report
September 30, 1997


Pure No-Load(TM) Funds



For investors seeking double-tax-free income exempt from both California and regular federal income taxes.



A pure no-load(TM) fund with no commissions to buy, sell, or exchange shares.


SCUDDER [LOGO]

                                Table of Contents

   2  In Brief
   3  Letter from the Funds' President

Scudder California
Tax Free Money Fund

   6  Portfolio Management Discussion
  11  Investment Portfolio
  14  Financial Statements
  17  Financial Highlights

Scudder California
Tax Free Fund

   4  Performance Update
   5  Portfolio Summary
   7  Portfolio Management Discussion
  18  Investment Portfolio
  26  Financial Statements
  29  Financial Highlights

  10  Glossary of Investment Terms
  30  Notes to Financial Statements
  36  Officers and Trustees
  37  Investment Products and Services
  38  Scudder Solutions


                                    In Brief

                               Scudder California
                               Tax Free Money Fund

o Scudder California Tax Free Money Fund offered a seven-day effective yield of 3.26% on September 30, 1997, equivalent to a 5.95% taxable yield for investors in the top federal and state income tax brackets.

                               Scudder California
                                  Tax Free Fund

o Scudder California Tax Free Fund provided a 4.37% 30-day net annualized SEC yield on September 30, 1997. For shareholders subject to the 45.22% maximum combined federal and state income tax rate, the Fund's yield was equal to a taxable yield of 7.98%.

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART TITLE:
30-Day Net Annualized SEC Yield
on September 30, 1997

CHART DATA:
                              Taxable yield
 Scudder California          needed to equal
   Tax Free Fund             the Fund's yield

       4.37%                       7.98%

                   2 - SCUDDER CALIFORNIA TAX FREE MONEY FUND
                       SCUDDER CALIFORNIA TAX FREE FUND

                        Letter from the Funds' President

Dear Shareholders,

     We are pleased to report to you on Scudder California Tax Free Fund's performance over its most recent semiannual period ended September 30, 1997. The Fund posted a 4.37% 30-day net annualized SEC yield as of September 30, equivalent to a taxable yield of 7.98% for investors in the top California tax bracket. In addition, the Fund earned a total return of 7.67% for the six months ended September 30.

     Scudder California Tax Free Money Fund posted a 5.95% tax equivalent yield based on the maximum federal and state tax rates at the close of the period. Please read the portfolio management discussions beginning on page for more information.

     For those interested in other offerings from Scudder, we would like to take this opportunity to tell you about a recent addition to Scudder's family of funds -- Scudder International Growth and Income Fund. The Fund employs a yield-oriented approach to international investing and seeks to provide long-term growth of capital plus current income. Investors who desire exposure to overseas equities but who wish to take a more conservative approach to international investing may appreciate the Fund's emphasis on the dividend paying stocks of established companies listed on foreign exchanges. For a complete listing of Scudder's mutual fund offerings, see page 37.

     Please call a Scudder Investor Information representative at 1-800-225-2470 if you have questions about your account or any Scudder fund. Page 38 provides more information on how to contact Scudder. Thank you for choosing Scudder's California Tax Free Funds to help meet your investment needs.

     Sincerely,
     /s/David S. Lee
     David S. Lee
     President,
     Scudder California Tax Free Money Fund
     Scudder California Tax Free Fund


                   3 - SCUDDER CALIFORNIA TAX FREE MONEY FUND
                       SCUDDER CALIFORNIA TAX FREE FUND

PERFORMANCE UPDATE as of September 30, 1997
----------------------------------------------------------------
Fund Index Comparisons
----------------------------------------------------------------

                            Total Return
Period           Growth    --------------
Ended              of                Average
9/30/97         $10,000   Cumulative  Annual
--------------------------------------------
Scudder California Tax Free Fund
--------------------------------------------
1 Year          $ 10,986     9.86%     9.86%
5 Year          $ 14,253    42.53%     7.34%
10 Year         $ 23,455   134.55%     8.90%
--------------------------------------------
Lehman Brothers Municipal Bond Index
--------------------------------------------
1 Year          $ 10,904     5.45%     9.04%
5 Year          $ 14,140    41.40%     7.17%
10 Year         $ 23,182   131.82%     8.76%
--------------------------------------------

-----------------------------------------------------------------
Growth of a $10,000 Investment
-----------------------------------------------------------------

A chart in the form of a line graph appears here, illustrating the Growth of a $10,000 Investment.
The data points from the graph are as follows:

SCUDDER CALIFORNIA TAX FREE FUND
Year            Amount
-----------------------
'87             $10,000
'88             $11,279
'89             $12,398
'90             $12,987
'91             $14,797
'92             $16,457
'93             $19,076
'94             $18,100
'95             $20,013
'96             $21,350
'97             $23,455

LEHMAN BROTHERS MUNICIPAL BOND INDEX
Year            Amount
-----------------------
'87             $10,000
'88             $11,296
'89             $12,277
'90             $13,113
'91             $14,842
'92             $16,395
'93             $18,484
'94             $18,033
'95             $20,051
'96             $21,260
'97             $23,182

Yearly periods ended September 30

The unmanaged Lehman Brothers Municipal Bond Index is a market value weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.

-----------------------------------------------------------------
Returns and Per Share Information
-----------------------------------------------------------------

A chart in the form of a bar graph appears here, illustrating the Fund Total Return (%) and Index Total
Return (%) with the exact data points listed in the table below.

Yearly Periods Ended September 30

                       1988     1989      1990      1991      1992      1993      1994      1995      1996      1997
                     ------------------------------------------------------------------------------------------------
NET ASSET VALUE...   $ 10.16  $ 10.43   $ 10.11   $ 10.62   $ 10.83   $ 11.29   $  9.78   $ 10.28   $ 10.44   $ 10.92
INCOME DIVIDENDS..   $   .68  $   .67   $   .63   $   .63   $   .60   $   .56   $   .52   $   .50   $   .52   $   .52
CAPITAL GAINS
AND OTHER
DISTRIBUTIONS.....   $    --  $   .05   $   .17   $   .22   $   .34   $   .60   $   .44   $    --   $    --   $   .01
FUND TOTAL
RETURN (%)........     12.79     9.91      4.76     13.93     11.22     15.92     -5.12     10.57      6.68      9.86
INDEX TOTAL
RETURN (%)........     12.98     8.68      6.80     13.19     10.45     12.74     -2.44     11.18      6.04      8.76

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased.

                      4 - SCUDDER CALIFORNIA TAX FREE FUND

PORTFOLIO SUMMARY as of September 30, 1997

---------------------------------------------------------------------------
Diversification
---------------------------------------------------------------------------
Hospital/Health                    14%
Toll Revenue/Transportation        13%
County General Obligation/
Lease                              13%
Other General Obligation/Lease     10%
Housing Finance Authority          10%
Water/Sewer Revenue                 6%
School District/Lease               6%
Sales/Special Tax                   5%
State General Obligation            5%
Miscellaneous Municipal            18%
--------------------------------------
                                  100%
--------------------------------------

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

The Fund continues to invest in a
broad selection of California municipal
bonds, including hospital/health, toll
revenue/transportation, and general
obligation bonds.

--------------------------------------------------------------------------
Quality
--------------------------------------------------------------------------
AAA                                48%
AA                                  5%
A                                  22%
BBB                                16%
Not Rated                           9%
--------------------------------------
                                  100%
--------------------------------------

Weighted average quality: AA

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

Overall quality remains
high, with 75% of portfolio
securities rated A or better.

--------------------------------------------------------------------------
Effective Maturity
--------------------------------------------------------------------------
Less than 1 year                    4%
1-5 years                          15%
5-10 years                         25%
10-15 years                        29%
Greater than 15 years              27%
--------------------------------------
                                  100%
--------------------------------------

Weighted average effective maturity: 11.92 years

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

We continue to focus on the purchase
of noncallable bonds with maturities
of 15 years or less as a means of
locking in a substantial income
stream for the Fund over time.

-----------------------------------------------------------------------------
For more complete details about the Fund's investment portfolio, see page 18.

                      5 - SCUDDER CALIFORNIA TAX FREE FUND

                         Portfolio Management Discussion

                     Scudder California Tax Free Money Fund

Dear Shareholders,

During the six-month period ended September 30, 1997, California tax-free money market securities enjoyed a period of relative stability as the Federal Reserve stayed on the sidelines, refraining from raising interest rates. Continued low U.S. inflation and a lack of strong supply or demand pressure also contributed to the calm market environment. During this period, California tax-exempt one-year notes offered the most attractive value, offering yields as high as any available nationally. Our strategy was to purchase California tax-exempt one-year notes and balance them with shorter-term securities to lock in attractive yields without overextending the Fund's average maturity (57 days as of September 30, 1997).

The Fund's 7-day effective yield as of September 30 was 3.26%. For investors in the highest combined state and federal income tax bracket, the Fund's yield equaled a 5.95% compounded taxable yield, higher than the 5.02% average for taxable money funds, according to IBC Financial Data, Inc., an independent firm that tracks money fund performance. The Fund provided a total return of 1.52% for the six-month period ended September 30, assuming reinvestment of all income distributions, which totaled $0.015 per share during the most recent semiannual period.

Our continuing goal is to provide Fund shareholders with a competitive double-tax-free yield by searching for high-quality, short-term municipal securities while actively managing the Fund's average maturity.

Sincerely,
Your Portfolio Management Team
/s/Rebecca Wilson         /s/K. Sue Cote
Rebecca Wilson            K. Sue Cote


                   6 - SCUDDER CALIFORNIA TAX FREE MONEY FUND

                         Portfolio Management Discussion

                        Scudder California Tax Free Fund

Dear Shareholders,

For the six months ended September 30, 1997, Scudder California Tax Free Fund posted a strong 7.67% total return as bonds continued to rack up solid gains. As some analysts proclaimed a "New Era" of noninflationary growth, the bond market inched its way upward, as any one statistical announcement that might imply a resurgence of inflation was met by two others that more than allayed such fears.

The Fund's 7.67% total return for the period consisted of a $0.53 increase in net asset value to $10.92 and income distributions of $0.26 per share. This return outpaced the 6.92% average of 108 similar funds tracked by Lipper over the six-month period. As shown in the chart below, the Fund's average annual total returns place it in the top quartile of its peer group for one-, three-, five-, and ten-year periods ended September 30, 1997.

On September 30, 1997, the Fund's 30-day net annualized SEC yield was 4.37%, equivalent to a taxable yield of 7.98% for shareholders subject to the 45.22% maximum combined state and federal income tax rate. The Fund's tax equivalent yield is significantly higher than current yields available from taxable investments of similar maturity and credit quality.

   Top Quartile Total Returns
  (Average annual returns for periods ended September 30, 1997)

                 Scudder
               California   Lipper
                Tax Free    Average             Number
                  Fund      Annual            of Funds  Percentile
  Period         Return     Return     Rank    Tracked    Rank
  ----------------------------------------------------------------
  1 Year          9.86%      8.84%      22   of  106     Top 21%
  ----------------------------------------------------------------
  3 Years         9.02%      8.32%      17   of   77     Top 22%
  ----------------------------------------------------------------
  5 Years         7.34%      6.78%      10   of   50     Top 20%
  ----------------------------------------------------------------
  10 Years        8.90%      8.33%       5   of   30     Top 17%
  ----------------------------------------------------------------

  Past performance does not guarantee future results.


                      7 - SCUDDER CALIFORNIA TAX FREE FUND

                                California Update

As one of the last states to emerge from the recession that began in 1989, California is now leading the country in job growth. The State's employment sector shift from defense and aerospace industries to technology, multimedia, and trade has led the State through this recovery. Throughout the State, personal income continues to increase and deficit borrowing has ceased. California is now attempting to replenish its financial reserves. The State added more than 300,000 nonfarm jobs in 1996 and is projecting that it will add another 400,000 in 1997. This rapid job growth reduced the State's unemployment rate to 6.2% through August 1997, though the rate remains higher than the national average of 5%. On an unaudited basis, California finished its 1997 fiscal year with an operating surplus of approximately $300 million in its General Fund. Overall, California's economy continues to make great strides.

                  Intermediate Noncallable Bonds Still a Focus

As a means of locking in a substantial income stream for Scudder California Tax Free Fund over time, we continue to focus on the purchase of noncallable bonds with maturities of 15 years or less. As of September 30, over 70% of the Fund's securities had maturities in this range. We also continue to look for opportunities to add high yielding BBB-rated and non-rated bonds to the portfolio. Higher yielding bonds, while carrying some additional credit risk, generally exhibit less interest rate sensitivity than municipal bonds rated A or above. The Fund held 25% of its assets in bonds in these two categories as of the end of September. (For a summary of the Fund's quality, diversification, and maturity structure, see page 5.)

Overall portfolio quality remains high, with 75% of portfolio securities rated A or better at the close of the period. We continue to invest in a broad selection of California municipal bonds, including hospital/health care, toll revenue/transportation, and general obligation bonds.

The Fund seeks to provide investors with a competitive level of federal and state tax-exempt income. Consistent with this investment objective, the Fund also seeks to provide the best possible total return performance. Our long-term investment strategy focuses on four basic elements: (1) purchasing bonds with effective maturities of less than 20 years; (2) purchasing noncallable bonds at yields close to those of callable bonds with comparable maturities; (3) purchasing high-yielding callable bonds, and (4) diversifying investments based on careful credit selection.

                                     Outlook

As a rising stock market continued to shatter records, the past six months also witnessed increased activity in the bond market, as large and small investors seeking additional diversification rebalanced their portfolios by adding bonds. Amid Federal Reserve Chairman Greenspan's warnings about wage pressures, the shrinking supply of labor, and the possible runout of the "peace dividend," it's difficult to predict whether the Fed will continue to refrain from raising interest rates in the near future and whether the currently favorable economic and market conditions will prevail over the coming months. We do know, however,

                      8 - SCUDDER CALIFORNIA TAX FREE FUND
that yields and prices of municipal bonds are currently attractive compared with Treasuries, and that the continued low level of U.S. inflation -- aided by business' strong investment in technological advances as well as subdued economic activity in much of the rest of the world -- is a boon to investors.

Over the coming months we will continue our focus on bonds with favorable call structures as well as search for high yield bonds that meet our credit standards. We will also continue to purchase premium noncallable intermediate maturity bonds and to pay close attention to credit quality as we pursue double-tax-free income for Scudder California Tax Free Fund shareholders.

Sincerely,
Your Portfolio Management Team
/s/Jeremy L. Ragus        /s/Donald C. Carleton
Jeremy L. Ragus           Donald C. Carleton

                      9 - SCUDDER CALIFORNIA TAX FREE FUND

                          Glossary of Investment Terms


 BOND An interest-bearing security issued by the federal, state, or local government or a corporation that obligates the issuer to pay the bondholder a specified amount of interest for a stated period -- usually a number of years -- and to repay the face amount of the bond at its maturity date.

 GENERAL OBLIGATION BOND   A municipal bond backed by the "full faith and
                           credit" (including the taxing and further borrowing power) of the city, state, or agency that issues the bond. A general obligation bond is repaid with the issuer's general revenue and borrowings.

 INFLATION                 An overall increase in the prices of goods and
                           services, as happens when business and consumer spending increases relative to the supply of goods available in the marketplace -- in other words, when too much money is chasing too few goods. High inflation has a negative impact on the prices of fixed-income securities.

 MUNICIPAL BOND            An interest-bearing debt security issued by a state
                           or local government entity.

 NET ASSET VALUE (NAV)     The price per share of a mutual fund based on the sum
                           of the market value of all the securities owned by the fund divided by the number of outstanding shares.

 TAXABLE EQUIVALENT YIELD  The level of yield a fully taxable instrument would have to provide to equal that of a tax-free municipal bond on an after-tax basis.

 30-DAY SEC YIELD          The standard yield reference for bond funds, based
                           on a formula prescribed by the SEC. This annualized yield calculation reflects the 30-day average of the income earnings of every holding in a given fund's portfolio, net of expenses, assuming each is held to maturity.

 TOTAL RETURN              The most common yardstick to measure the performance
                           of a fund. Total return -- annualized or compound -- is based on a combination of share price changes plus income and capital gain distributions, if any, expressed as a percentage gain or loss in value.

(Sources: Scudder; Barron's Dictionary of Finance and Investment Terms)

                  10 - SCUDDER CALIFORNIA TAX FREE MONEY FUND
                       SCUDDER CALIFORNIA TAX FREE FUND

            Investment Portfolio as of September 30, 1997 (Unaudited)

                                                                                  Principal        Credit          Value ($)
                                                                                  Amount ($)      Rating (b)        (Note A)
------------------------------------------------------------------------------------------------------------------------------
Municipal Investments 100.0%
------------------------------------------------------------------------------------------------------------------------------
California
Anaheim, CA, Electric Utility Revenue, Anticipation Notes, Tax Exempt
  Commercial Paper, 3.8%, 11/13/97 .............................................  1,750,000          A1+             1,750,000
Anaheim, CA, Housing Authority, Multi-Family Housing Revenue, Harbor Cliff
  Project, Variable Rate Demand Note, 3.65%, 7/1/06* ...........................    400,000          MIG1              400,000
California General Obligation, Tax Exempt Commercial Paper, 3.65%, 11/4/97 .....  1,500,000          P1              1,500,000
California Health Facilities Finance Authority:
  Catholic Healthcare West, Series C, Variable Rate Demand Bonds, 3.9%,
     7/1/20 (c)* ...............................................................  1,000,000          A1+             1,000,000
  Pooled Loan Program, Series 1985 B, Weekly Demand Note, 3.95%, 10/1/10 (c)* ..    100,000          MIG1              100,000
California Pollution Control Finance Authority Revenue:
  Colmac, Weekly Demand Note, 4%, 12/1/16* .....................................  1,900,000          A1+             1,900,000
  Pacific Gas & Electric Company, Series C, Commercial Paper, 3.6%, 12/9/97 ....  1,000,000          A1+             1,000,000
  Pacific Gas & Electric Company, Subject to AMT, Weekly Demand Note,
     4.2%, 1/1/10* .............................................................  1,500,000          MIG1            1,500,000
  Solid Waste Revenue, CR&R Inc. Project, Series 1995A, Weekly Demand Notes,
     4.1%, 10/1/10* ............................................................  1,040,000          A1              1,040,000
  Solid Waste Disposal, Western Waste Ind., Series 1994, Subject to AMT, Weekly
     Demand Note, 3.75%, 10/1/06* ..............................................  1,300,000          MIG1            1,300,000
Southern California Edison, Series 1985C, Tax Exempt Commercial Paper, 3.55%,
  10/24/97 .....................................................................  1,000,000          P1              1,000,000
California School, Cash Reserve Program Authority, Pool Note, Series 1996B,
  4.5%, 12/19/97 ...............................................................  1,500,000          MIG1            1,502,820
California Statewide Community Development Authority, Solid Waste Disposal,
  Chevron U.S.A. Project, Daily Demand Note, 4%, 12/15/24* .....................    900,000          P1                900,000
Chowchilla, CA, Unified High School District, Tax & Revenue, General Obligation
  Notes, Series 1997, 4.25%, 6/30/98 ...........................................  1,300,000          SP1+            1,303,536
Eastern Municipal Water District, CA, Water & Sewer Revenues, Series 1993B,
  Weekly Demand Notes, 4%, 7/1/20 (c)* .........................................  1,100,000          MIG1            1,100,000
Huntington Beach, CA, Multi-Family Housing Revenue, River Meadows Apartments,
  Series B, Weekly Demand Bonds, 3.65%, 10/1/05* ...............................  1,500,000          A1+             1,500,000
Irvine Ranch Water District, CA:
  Capital Improvements Project, Daily Demand Bond, 3.7%, 8/1/16* ...............    600,000          MIG1              600,000
  Variable Rate Demand Note, 3.65%, 8/1/16* ....................................    200,000          MIG1              200,000
Kern County Board of Education, Tax and Revenue Anticipation Notes, Series 1998,
  4.5%, 7/7/98 .................................................................  2,000,000          SP1+            2,008,805

    The accompanying notes are an integral part of the financial statements.


                  11 -- SCUDDER CALIFORNIA TAX FREE MONEY FUND

                                                                                  Principal        Credit          Value ($)
                                                                                  Amount ($)      Rating (b)        (Note A)
------------------------------------------------------------------------------------------------------------------------------

Kern County, CA, Certificate of Participation, Public Facilities Project:
  Series A, Variable Rate Demand Bonds, 3.9%, 8/1/06* ..........................  1,200,000          MIG1            1,200,000
  Series D, Variable Rate Demand Bonds, 3.9%, 8/1/06* ..........................  1,600,000          MIG1            1,600,000
Lancaster, CA, Redevelopment Agency, Multi-Family Housing Revenue, Westwood
  Park Apartments, Variable Rate Demand Bonds, 3.65%, 12/1/07* .................    500,000          MIG1              500,000
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue,
  Tax Exempt Commercial Paper, 3.75%, 11/14/97 .................................  1,900,000          P1              1,900,000
Los Angeles County, CA, Tax and Revenue Anticipation Notes, Series 1997 A,
  4.5%, 6/30/98 ................................................................  2,200,000          SP1+            2,210,879
Los Angeles, CA, Multi-Family Housing Revenue, Series K, Variable Rate Demand
  Bonds, 4.05%, 7/1/10* ........................................................  3,100,000          A1+             3,100,000
M-S-R Public Power Agency, San Juan Project Revenue, Subordinate Lien, Series B,
  Weekly Demand Bonds, 3.9%, 7/1/22* ...........................................  1,000,000          A1+             1,000,000
Metropolitan Water District of Southern California, Tax Exempt Commercial Paper,
  3.8%, 10/16/97 ...............................................................  1,000,000          A1+             1,000,000
Ontario, CA, General Obligation, Tax and Revenue Anticipation Notes, Series
  1997,4.5%, 6/30/98 ...........................................................  1,000,000          SP1+            1,004,231
Ontario, CA, Multi-Family Residential Mortgage Revenue, (Park Centre Partners),
  Variable Rate Demand Bonds, 3.65%, 8/1/07* ...................................  2,000,000          MIG1            2,000,000
Sacramento Municipal Utility District, CA, Series 1, Tax Exempt Commercial Paper:
  3.55%, 11/18/97 ..............................................................  1,000,000          A1+             1,000,000
  3.6%, 1/21/98 ................................................................  1,500,000          A1+             1,500,000
San Bernardino County, CA, Certificates of Participation, County Center
  Refinancing, Series 1996, Variable Rate Demand Note, 4%, 7/1/15* .............  1,000,000          MIG1            1,000,000
San Bernardino County, CA, Multi-Family Housing Revenue:
  Western Properties 1, Variable Rate Demand Bonds, 3.65%, 2/1/05* .............    900,000          MIG1              900,000
  Western Properties 2, Variable Rate Demand Bonds, 3.65%, 5/1/05* .............    400,000          MIG1              400,000
  Woodview Apartments Project, Variable Rate Demand Bonds, 4%, 4/1/07* .........  1,100,000          MIG1            1,100,000
San Diego Industrial Revenue Refunding Bonds, San Diego Gas & Electric,
  Series 1995, Tax Exempt Commercial Paper, 3.75%, 11/18/97 ....................  2,000,000          P1              2,000,000
San Diego, CA, Multi-Family Housing Revenue, Lusk Mira Mesa Project, Issue E,
  Variable Rate Demand Bond, 4%, 4/1/07* .......................................  1,900,000          MIG1            1,900,000
San Francisco, CA, City and County Airport, Subject to AMT, Series 1997 A,
  Tax Exempt Commercial Paper, 3.75%, 12/5/97 ..................................  1,010,000          A1+             1,010,000
San Jose, CA, Clean Water Financing Sewer Revenue Bonds, Series 1995 B,
  Weekly Demand Note, 3.95%, 11/15/11 (c)* .....................................  1,000,000          A1+             1,000,000
San Jose, CA, Multi-Family Housing Revenue, Kimberly Woods Project, Variable
  Rate Demand Bond, 3.65%, 11/1/08* ............................................    500,000          MIG1              500,000

    The accompanying notes are an integral part of the financial statements.


                  12 -- SCUDDER CALIFORNIA TAX FREE MONEY FUND

                                                                                  Principal        Credit          Value ($)
                                                                                  Amount ($)      Rating (b)        (Note A)
------------------------------------------------------------------------------------------------------------------------------

San Marcos, CA, Redevelopment Agency, Multi-Family Rental Housing Agency,
  Variable Rate Demand Bonds, 4.05%, 6/1/05* ...................................  2,700,000          A1              2,700,000
Santa Barbara County, CA, Tax and Revenue, Anticipation Notes, Series 1997A,
  4.5%, 10/1/98 ................................................................  1,500,000          SP1+            1,509,035
Santa Clara County, CA, Housing Authority, Fox Chase I Project, Weekly Demand
  Note, 3.85%, 11/1/07 (c)* ....................................................  1,000,000          MIG1            1,000,000
Santa Clara, CA, Electric Revenue:
  Series B, Junior Lien, Variable Rate Demand Bonds, 4%, 7/1/10* ...............  1,100,000          MIG1            1,100,000
  Series C, Junior Lien, Variable Rate Demand Bond, 4%, 7/1/10* ................  1,300,000          MIG1            1,300,000
South San Francisco, CA, 1991 Water Quality Control, Variable Rate Demand Bond,
  3.95%, 7/1/12* ...............................................................    275,000          MIG1              275,000
Southern California Public Power Authority, Transmission Project, Series 1991,
  Weekly Demand Note, 3.95%, 7/1/19 (c)* .......................................  1,300,000          A1+             1,300,000
State of California General Obligation, Series 1996, Tax Exempt Commercial
  Paper, 3.65%, 11/12/97 .......................................................  2,000,000          A1              2,000,000
Sutter County, CA, Office of Education, Tax and Revenue Anticipation Notes,
  Series 1996, 4.5%, 10/22/97 ..................................................  1,000,000          SP1+            1,000,388
------------------------------------------------------------------------------------------------------------------------------
Total Municipal Investments (Cost $61,614,694)                                                                      61,614,694
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $61,614,694) (a)                                                         61,614,694
------------------------------------------------------------------------------------------------------------------------------

(a)   The cost for federal income tax purposes was $61,614,694.

(b) All of the securities held have been determined to be of appropriate credit quality as required by the Fund's investment objectives. Credit ratings shown are assigned by either Standard & Poor's Rating Group, Moody's Investors Service, Inc. or Fitch Investors Service, Inc. Unrated securities (NR) have been determined by the Investment Adviser to be of comparable quality to rated eligible securities.

(c)   Bond is insured by one of these companies: AMBAC, FGIC, FSA, or MBIA.

* Floating rate and monthly, weekly, or daily demand notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the Treasury bill rate. Variable rate demand notes are securities whose yields are periodically reset at levels that are generally comparable to tax-exempt commercial paper. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit from a major bank. These notes are carried, for purposes of calculating average weighted maturity, at the longer of the period remaining until the next rate change or to the extent of the demand period.

    The accompanying notes are an integral part of the financial statements.


                  13 -- SCUDDER CALIFORNIA TAX FREE MONEY FUND

                              Financial Statements

                       Statement of Assets and Liabilities
                      as of September 30, 1997 (Unaudited)

Assets
----------------------------------------------------------------------------------------------------------------------------
                 Investments, at value (cost $61,614,694) ...............................   $  61,614,694
                 Cash ...................................................................       2,369,830
                 Receivable for investments sold ........................................          60,000
                 Interest receivable ....................................................         424,032
                 Receivable on Fund shares sold .........................................          40,729
                 Reimbursement from Adviser .............................................          67,247
                 Other assets ...........................................................           1,863
                                                                                            ----------------
                 Total assets ...........................................................      64,578,395
Liabilities
----------------------------------------------------------------------------------------------------------------------------
                 Dividends payable ......................................................          28,453
                 Payable for Fund shares redeemed .......................................         228,124
                 Accrued management fee .................................................          85,184
                 Other payables and accrued expenses ....................................          38,438
                                                                                            ----------------
                 Total liabilities ......................................................         380,199
                --------------------------------------------------------------------------------------------
                 Net assets, at value                                                       $  64,198,196
                --------------------------------------------------------------------------------------------
Net Assets
----------------------------------------------------------------------------------------------------------------------------
                 Net assets consist of:
                 Accumulated net realized loss ..........................................         (95,159)
                 Paid-in capital ........................................................      64,293,355
                --------------------------------------------------------------------------------------------
                 Net assets, at value                                                       $  64,198,196
                --------------------------------------------------------------------------------------------
Net Asset Value
----------------------------------------------------------------------------------------------------------------------------
                 Net Asset Value, offering and redemption price per share ($64,198,196
                    / 64,209,306 outstanding shares of beneficial interest, $.01 par        ----------------
                    value, unlimited number of shares authorized) ......................            $1.00
                                                                                            ----------------

    The accompanying notes are an integral part of the financial statements.


                  14 -- SCUDDER CALIFORNIA TAX FREE MONEY FUND

                             Statement of Operations
                 six months ended September 30, 1997 (Unaudited)

Investment Income
------------------------------------------------------------------------------------------------------------------------------
                 Interest ...............................................................   $   1,193,476
                                                                                            -----------------

                 Expenses:
                 Management fee .........................................................         165,055
                 Services to shareholders ...............................................          38,791
                 Custodian and accounting fees ..........................................          23,063
                 Trustees' fees and expenses ............................................           8,273
                 Auditing ...............................................................          13,008
                 Reports to shareholders ................................................           7,059
                 Legal ..................................................................           1,935
                 Registration fees ......................................................           4,296
                 Other ..................................................................           4,348
                                                                                            -----------------
                 Total expenses before reductions .......................................         265,828
                 Expense reductions .....................................................         (67,247)
                                                                                            -----------------
                 Expenses, net ..........................................................         198,581
                ---------------------------------------------------------------------------------------------
                 Net investment income                                                            994,895
                ---------------------------------------------------------------------------------------------

Realized gain (loss) on investment transactions
------------------------------------------------------------------------------------------------------------------------------
                 Net realized loss from investments                                                  (294)
                ---------------------------------------------------------------------------------------------
                 Net increase in net assets resulting from operations                       $     994,601
                ---------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.


                  15 -- SCUDDER CALIFORNIA TAX FREE MONEY FUND

                       Statements of Changes in Net Assets

                                                                              Six Months
                                                                                 Ended
                                                                             September 30,      Year Ended
                                                                                 1997           March 31,
Increase (Decrease) in Net Assets                                             (Unaudited)          1997
---------------------------------------------------------------------------------------------------------------------------
               Operations:
               Net investment income .....................................    $  994,895        $1,913,820
               Net realized loss from investments ........................          (294)             (373)
                                                                            ----------------  ---------------
               Net increase in net assets resulting from operations ......       994,601         1,913,447
                                                                            ----------------  ---------------
               Distributions to shareholders from net investment income ..      (994,895)       (1,913,820)
                                                                            ----------------  ---------------
               Fund share transactions at net asset value of $1.00 per
                  share:
               Proceeds from shares sold .................................    26,141,907        61,962,492
               Net asset value of shares issued to shareholders in
                  reinvestment of distributions ..........................       806,514         1,568,824
               Cost of shares redeemed ...................................   (31,445,611)      (61,801,311)
                                                                            ----------------  ---------------
               Net increase (decrease) in net assets from Fund share
                  transactions ...........................................    (4,497,190)        1,730,005
                                                                            ----------------  ---------------
               Increase (decrease) in net assets .........................    (4,497,484)        1,729,632
               Net assets at beginning of period .........................    68,695,680        66,966,048
                                                                            ----------------  ---------------
               Net assets at end of period ...............................   $64,198,196       $68,695,680
                                                                            ----------------  ---------------

    The accompanying notes are an integral part of the financial statements.


                  16 -- SCUDDER CALIFORNIA TAX FREE MONEY FUND

                              Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                          Six Months
                            Ended
                        September 30,
                             1997                                 Years Ended March 31,
                         (Unaudited)    1997    1996    1995    1994     1993    1992    1991    1990    1989   1988(b)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning   ---------------------------------------------------------------------------------------------
  of period                  $1.000   $1.000  $1.000  $1.000  $1.000   $1.000  $1.000  $1.000   $1.000  $1.000  $1.000
                             ---------------------------------------------------------------------------------------------
Net investment income          .015     .028    .032    .027    .019     .023    .035    .047     .052    .049    .035
Distributions from
  net investment
  income                      (.015)   (.028)  (.032)  (.027)  (.019)   (.023)  (.035)  (.047)   (.052)  (.049)  (.035)
Net asset value, end of      ---------------------------------------------------------------------------------------------
  period                     $1.000   $1.000  $1.000  $1.000  $1.000   $1.000  $1.000  $1.000   $1.000  $1.000  $1.000
--------------------------------------------------------------------------------------------------------------------------
Total Return (%) (a)           1.52**   2.87    3.28    2.72    1.92     2.35    3.54    4.79     5.35    5.04    3.86**
Ratios and Supplemental Data
Net assets, end of period
  ($ millions)                   64       69      67      64      72       56      58      64       65      64      53
Ratio of operating
  expenses,
  net to average daily net
  assets (%)                    .60*     .60     .60     .60     .60      .60     .60     .65      .75     .67     .45*
Ratio of operating
  expenses before
  expense
  reductions (%)                .80*     .79     .81     .84     .90      .86     .88     .92      .90     .84    1.32*
Ratio of net investment
  income to average daily
  net assets (%)               3.01*    2.83    3.23    2.68    1.90     2.33    3.50    4.68     5.22    4.98    4.41*

(a) Total returns would have been lower had certain expenses not been reduced.
(b) For the period May 28, 1987 (commencement of operations) to March 31, 1988.
*   Annualized
**  Not annualized


                  17 -- SCUDDER CALIFORNIA TAX FREE MONEY FUND

            Investment Portfolio as of September 30, 1997 (Unaudited)

                                                                                 Principal        Credit           Market
                                                                                Amount ($)      Rating (b)        Value ($)
------------------------------------------------------------------------------------------------------------------------------
Short-Term Municipal Investments 1.6%
------------------------------------------------------------------------------------------------------------------------------
California
Irvine Ranch, CA, Water District, Capital Improvements Projects, Daily Demand                                    -------------
 Bond, 3.7%, 8/1/16* (Cost $5,000,000) ...................................       5,000,000          MIG1             5,000,000
                                                                                                                 -------------

Long-Term Municipal Investments 98.4%
------------------------------------------------------------------------------------------------------------------------------
California
ABAG Financing Authority, CA, Stanford Health Systems, Certificates of
 Participation, 6%, 11/1/07 (c) ..........................................         605,000          AAA                674,260
Anaheim County, CA, Convention Center Financing, Certificate of Participation,
 Zero Coupon, 8/1/05 (c) .................................................       1,250,000          AAA                871,904
Anaheim, CA, Public Finance Authority, 5.25%, 2/1/18 (c) .................       2,000,000          AAA              1,975,240
Anaheim, CA, Public Financing Authority, Lease Revenue Public
Improvements Project:
  Series 1997A, 6%, 9/1/24 (c) ...........................................       2,500,000          AAA              2,772,375
  Series 1997C, 6%, 9/1/11 (c) ...........................................       4,570,000          AAA              5,102,177
  Series 1997C, 6%, 9/1/14 (c) ...........................................       1,000,000          AAA              1,109,580
  Series 1997C, 6%, 9/1/16 (c) ...........................................       1,000,000          AAA              1,103,210
  Series 1997C, 6%, 9/1/10 (c) ...........................................       1,000,000          AAA              1,115,520
  Series 1997C, Zero Coupon, 9/1/18 (c) ..................................       1,000,000          AAA                326,030
California Educational Facilities Authority Revenue, Stanford University,
 Series 1997N, 5.2%, 12/1/27 .............................................       1,000,000          AAA                983,470
California Health Facilities Finance Authority Revenue:
 Capital Appreciation, Kaiser, Series 1989A, Zero Coupon, 10/1/12 (c) ....       4,900,000          AAA              2,222,395
 Henry Mayo Newhall, Series A, 8%, 10/1/18 ...............................       3,655,000          A                3,872,399
 Refunding Insured Valley Presbyterian Hospital, 5%, 5/1/12 ..............       3,000,000          AAA              2,963,190
California Housing Finance Agency:
 Home Mortgage Revenue:
  Series F1, 6.2%, 8/1/05 (c) ............................................         840,000          AAA                880,110
  Series F1, 6.3%, 8/1/06 (c) ............................................       1,310,000          AAA              1,386,963
 Series G:
  5.7%, 2/1/07 (c) .......................................................         500,000          AAA                519,465
  5.8%, 2/1/08 (c) .......................................................       1,330,000          AAA              1,376,231
  5.9%, 2/1/09 (c) .......................................................         200,000          AAA                205,142
Multi-Unit Rental Housing Revenue:
  Series A, 7.3%, 8/1/99 .................................................       2,435,000          A                2,572,383
  Series A, 7.35%, 8/1/00 ................................................       2,615,000          A                2,829,744
  Series A, 7.4%, 8/1/01 .................................................       1,555,000          A                1,662,404

    The accompanying notes are an integral part of the financial statements.


                     18 -- SCUDDER CALIFORNIA TAX FREE FUND

                                                                                 Principal        Credit           Market
                                                                                Amount ($)      Rating (b)        Value ($)
------------------------------------------------------------------------------------------------------------------------------
  Series A, 7.45%, 8/1/02 ................................................       1,015,000          A                1,146,899
  Series A, 7.6%, 8/1/06 .................................................       4,030,000          A                4,421,434
  Series A, 7.65%, 8/1/07 ................................................       2,335,000          A                2,556,265
  Series A, 7.7%, 8/1/09 .................................................         700,000          A                  764,687
  Series A, 7.75%, 8/1/16 ................................................       2,440,000          A                2,634,102
  Series A, 7.8%, 8/1/23 .................................................       2,635,000          A                2,838,580
  Series II, 7.25%, 8/1/98 ...............................................         300,000          A                  307,143
  Series II, 7.3%, 8/1/99 ................................................         325,000          A                  341,364
  Series II, 7.3%, 8/1/00 ................................................         345,000          A                  368,243
  Series II, 7.3%, 8/1/01 ................................................         375,000          A                  406,230
  Series II, 7.35%, 8/1/02 ...............................................         400,000          A                  437,388
  Series II, 7.35%, 8/1/03 ...............................................         430,000          A                  472,807
  Series II, 7.35%, 8/1/04 ...............................................         460,000          A                  510,384
  Series II, 7.35%, 8/1/05 ...............................................         495,000          A                  551,945
California Pollution Control Financing Authority:
 Mobil Oil Corp Project, Series 1996, Subject to AMT, 5.5%, 12/1/29 ......       2,000,000          AA               1,963,420
Solid Waste Disposal Revenue, Canadian Fibre of Riverside PJ, Series 1997A,
    9%, 7/1/19 ...........................................................       4,000,000          NR               4,051,040
 Southern California Edison, Subject to AMT, Series A, 6.9%, 9/1/06 ......       3,750,000          A                3,983,325
California Public Works Board, Department of Corrections:
 Lease Based Revenue, Medera Prison, Series A-2, 7.4%, 9/1/10 (c) ........       1,000,000          AAA              1,244,820
 Series 1997D, 5.75%, 9/1/07 (c) .........................................       3,500,000          AAA              3,832,150
California Public Works Board, Lease Revenue, Various State University
    Projects, Series 1997A, 5.5%, 10/1/07 ................................       2,000,000          A                2,139,700
California Residence Efficiency Financing Authority, Certification of
Participation, Capital Improvement Program:
  Series 1997, 6%, 4/1/08 (c) ............................................       1,335,000          AAA              1,486,936
  Series 1997, 6%, 4/1/09 (c) ............................................       1,420,000          AAA              1,581,255
  Series 1997, 6%, 4/1/10 (c) ............................................       1,500,000          AAA              1,669,245
  Series 1997, 6%, 4/1/11 (c) ............................................       1,590,000          AAA              1,771,292
California State Department of Water Resources, Central Valley Project
    Revenue:
 Series 1997S, 5%, 12/1/22 ...............................................       5,000,000          AA               4,745,900
 Series 1997S, 5%, 12/1/29 ...............................................       1,000,000          AA                 942,100
California Statewide Community Development Authority, Certificate of
    Participation:
 Children's Hospital, Series 1993, 6%, 6/1/08 (c) ........................       1,700,000          AAA              1,883,634
 Children's Hospital, Series 1993, 6%, 6/1/10 (c) ........................       1,000,000          AAA              1,104,830
 Lutheran Homes, 5.5%, 11/15/08 ..........................................       1,500,000          A                1,571,145

    The accompanying notes are an integral part of the financial statements.


                     19 -- SCUDDER CALIFORNIA TAX FREE FUND

                                                                                 Principal        Credit           Market
                                                                                Amount ($)      Rating (b)        Value ($)
------------------------------------------------------------------------------------------------------------------------------
 Lutheran Homes, Series 1993, 5.6%, 11/15/13 .............................       4,750,000          A                4,882,050
 St. Joseph's Health System, 6.2%, 7/1/08 ................................         200,000          AA                 218,752
 Unihealth America, Series A, Zero Coupon, 10/1/05 (c) ...................       1,450,000          AAA              1,003,705
Castaic Lake, CA, Water Agency, Certificate of Participation, Water System
 Improvement Project, Series A, 7.25%, 8/1/07 (c)                                1,000,000          AAA              1,215,660
Center, California, Unified School District, Capital Appreciation, Series
 1997C, Zero Coupon, 9/1/14 (c) ..........................................       2,240,000          AAA                919,878
Chino Basin, CA, Regional Financing Authority, Municipal Water District,
 Sewer System, 5.9%, 8/1/11 (c) ..........................................       1,290,000          AAA              1,426,650
Coronado, CA, Tax Anticipation Note, 6%, 9/1/07 (c) ......................       1,150,000          AAA              1,284,803
Costa Mesa, CA, Public Financing Authority, Public Facilities Project,
 Series 1993A, 5.25%, 10/1/18 ............................................       4,500,000          A                4,344,615
Delmar, CA, Race Track Authority, Series 1996, 6%, 8/15/06 ...............       2,000,000          NR               2,125,160
Dry Creek, CA, Joint Elementary School District, Capital Appreciation:
 Series 1997A, Zero Coupon, 8/1/10 (c) ...................................       1,120,000          AAA                584,584
 Series 1997A, Zero Coupon, 8/1/11 (c) ...................................       1,180,000          AAA                581,539
 Series 1997A, Zero Coupon, 8/1/16 (c) ...................................         555,000          AAA                204,173
 Series 1997A, Zero Coupon, 8/1/19 (c) ...................................       1,715,000          AAA                532,336
 Series 1997A, Zero Coupon, 8/1/20 (c) ...................................       1,330,000          AAA                386,977
 Series 1997A, Zero Coupon, 8/1/21 (c) ...................................       1,920,000          AAA                525,926
 Series 1997A, Zero Coupon, 5/1/22 (c) ...................................       1,385,000          AAA                363,452
Duarte, CA, Certificates of Participation, City of Hope Medical Center:
 5.75%, 4/1/02 ...........................................................       3,525,000          BBB              3,683,801
 5.8%, 4/1/03 ............................................................       3,735,000          BBB              3,926,643
 6%, 4/1/08 ..............................................................       3,750,000          BBB              3,888,000
Elk Grove, CA, Unified School District #1, Special Tax, Community Facilities,
 6.5%, 12/1/08 (c) .......................................................       1,000,000          AAA              1,162,520
Foothill Eastern Transportation Corridor Agency, CA, Toll Road Revenue,
 Senior Lien:
 Series 1995A, Step-up Coupon, 0% to 1/1/05, 6.95% 1/1/05 ................         575,000          BBB                409,320
 Series A, Step-up Coupon 0% to 1/1/05, 7.15% to 1/1/13 ..................       2,875,000          BBB              2,107,864
 Series A, Step-up Coupon, 0% to 1/1/05, 7.15% to 1/1/13 .................         975,000          BBB                714,841
 Series A, Step-up Coupon, 0% to 1/1/05, 7.1% to 1/1/11 ..................       6,000,000          BBB              4,402,200
Healdsburg, CA, Unified School District, Capital Appreciation:
 Series 1997, Zero Coupon, 7/15/11 (c) ...................................         400,000          AAA                197,580
 Series 1997, Zero Coupon, 7/15/12 (c) ...................................         400,000          AAA                186,384
 Series 1997, Zero Coupon, 7/15/13 (c) ...................................         400,000          AAA                175,648
 Series 1997, Zero Coupon, 7/15/14 (c) ...................................         400,000          AAA                165,372

    The accompanying notes are an integral part of the financial statements.


                     20 -- SCUDDER CALIFORNIA TAX FREE FUND

                                                                                 Principal        Credit           Market
                                                                                Amount ($)      Rating (b)        Value ($)
------------------------------------------------------------------------------------------------------------------------------
Inland Empire Solid Waste Financing Authority, California Landfill Improvement
 Financing Project B, Series 1996B, 6%, 8/1/06 (c) .......................       1,000,000          AAA              1,093,050
La Canada, CA, Unified School District, Capital Appreciation, Series 1995,
 Zero Coupon, 8/1/18 (c) .................................................       2,000,000          AAA                654,960
Los Angeles County, CA, Certificate of Participation:
 Capital Appreciation, Disney Parking Project:
  Zero Coupon, 9/1/06 ....................................................       2,500,000          A                1,546,225
  Zero Coupon, 3/1/08 ....................................................       2,780,000          BBB              1,569,949
  Zero Coupon, 9/1/08 ....................................................       4,865,000          BBB              2,673,074
 Marina Del Ray:
  Series 1993 A, 5.75%, 7/1/98 ...........................................       5,000,000          NR               5,032,450
  Series A, 6.25%, 7/1/03 ................................................       2,500,000          NR               2,689,225
  Series A, 6.5%, 7/1/08 .................................................       2,500,000          NR               2,686,425
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue,
 Multiple Cap Facilities, Project V Series 1996A, 5.125%, 6/1/17 (c) .....       1,000,000          AAA                982,060
Los Angeles County, CA, Convention and Exhibition Center Authority Lease
 Revenue, Series 1993A, 6.125%, 8/15/11 (c) ..............................       1,000,000          AAA              1,128,690
Los Angeles, CA, State Building Authority Lease Revenue, California Department,
 General Services, Series 1993A, 5.6%, 5/1/08 ............................       7,000,000          A                7,504,070
Metropolitan Water District, Southern California Waterworks Revenue,
 Series 1996C, 5%, 7/1/37 ................................................       1,765,000          AA               1,655,288
Millbrae California Residential Facilities, Revenue Magnolia of Millbrae
 Project, Series 1997A, 7.375%, 9/1/27 ...................................       4,000,000          NR               4,000,120
Modesto, CA, Certificate of Participation, Community Project, Series A,
 5.6%, 11/1/14 (c) .......................................................       1,370,000          AAA              1,458,749
Modesto, CA, Wastewater Facilities Treatment Revenue, Series 1997, 6%,
 11/1/11 (c) .............................................................       1,255,000          AAA              1,402,362
Mojave Desert & Mountain Region, CA, Solid Waste Joint Powers Authority,
 California Project Revenue, 7.875%, 6/1/20 ..............................       2,350,000          BBB              2,680,363
Newport Mesa, CA, United School District Special Tax District Number 90-1,
 Series 1996, 6.625%, 9/1/14 .............................................         500,000          NR                 515,230
Oakland, CA, Port Revenue, Subject to AMT, Series 1997G, 5.375%,
 11/1/25 (c) .............................................................       1,000,000          AAA                971,040
Orange County, CA, Recovery, Certificates of Participation:
 Series 1996A, 6%, 7/1/06 (c) ............................................       3,000,000          AAA              3,326,940
 Series 1996A, 6%, 7/1/08 (c) ............................................       1,000,000          AAA              1,115,830
Orange County, CA, Recovery Note:
 Series 1995A, 5.6%, 6/1/07 (c) ..........................................       4,430,000          AAA              4,783,115
 Series 1995 A, 6%, 6/1/08 (c) ...........................................       2,500,000          AAA              2,787,850

    The accompanying notes are an integral part of the financial statements.


                     21 -- SCUDDER CALIFORNIA TAX FREE FUND

                                                                                 Principal        Credit           Market
                                                                                Amount ($)      Rating (b)        Value ($)
------------------------------------------------------------------------------------------------------------------------------
Orange County, CA, Local Transportation Authority, Sales Tax Revenue, Measure M,
 Step-up Coupon, 5.1% to 2/15/98, 4.3% to 2/15/01 (c) ....................       5,000,000          AAA              4,988,000
Pomona, CA, Unified School District, General Obligation, ETM:
 Series 1993D, 5.6%, 8/1/14 (c)** ........................................         170,000          AAA                181,545
 Series 1993D, 5.6%, 8/1/15 (c)** ........................................         180,000          AAA                192,019
 Series 1993D, 5.6%, 8/1/16 (c)** ........................................         190,000          AAA                201,683
 Series 1993D, 5.6%, 8/1/17 (c)** ........................................         175,000          AAA                185,420
 Series 1993D, 5.6%, 8/1/18 (c)** ........................................         205,000          AAA                217,013
 Series 1992B, 6.25%, 8/1/14 (c)** .......................................       1,020,000          AAA              1,162,627
Port of Hueneme, CA, Certificate of Participation, Capital Improvement,
 6%, 4/1/19 (c) ..........................................................         925,000          AAA              1,012,524
Richmond, CA, Joint Powers Finance Authority:
 Series 1996, 5.875%, 9/1/06 .............................................         500,000          BBB                533,000
 Series 1996, 6.6%, 9/1/16 ...............................................       1,000,000          BBB              1,079,110
Riverside County, CA, Asset Leasing Corp., Leasehold Revenue Project,
 Series 1997, Zero coupon, 6/1/16 (c) ....................................       1,000,000          AAA                371,150
Sacramento, CA, Power Authority Cogeneration Project, Revenue Bonds,
 Series 1995, 6.5%, 7/1/04 ...............................................       2,000,000          BBB              2,204,840
Sacramento, CA, Finance Authority Lease, Series 1993B, 5%, 11/1/14 .......       5,200,000          AA               5,152,628
Sacramento, CA, City Financing Authority Revenue, Capital Appreciation,
 Tax Allocation, Series 1993B, Zero coupon, 11/1/16 (c) ..................       2,685,000          AAA                974,736
Saddleback Valley Unified School District, Public Financing Authority,
 Special Tax Revenue:
  Series 1997A, 6%, 9/1/10 (c) ...........................................       1,565,000          AAA              1,745,789
  Series 1997A, 6%, 9/1/13 (c) ...........................................       1,000,000          AAA              1,113,510
  Series 1997A, 6%, 9/1/14 (c) ...........................................       1,000,000          AAA              1,109,580
  Series 1997A, 6%, 9/1/15 (c) ...........................................       1,000,000          AAA              1,106,090
San Bernardino, CA, Certificate of Participation, Medical Center Financing
 Project:
 Refunding Revenue, Series 1994, 6%, 8/1/09 (c) ..........................       3,000,000          AAA              3,304,860
 Refunding, Series 1994, 5.5%, 8/1/17 (c) ................................       3,965,000          AAA              4,105,837
San Francisco, CA, City and County Redevelopment Agency Residential Facility,
 Coventry Park Project, Series 1996A, 8.5%, 12/1/26 ......................       2,000,000          NR               2,174,160
San Francisco, CA, Redevelopment Financing Agency, Tax Allocation Revenue,
 Series A, Zero Coupon, 8/1/03 (c) .......................................       1,080,000          AAA                835,358
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue:
 Capital Appreciation Refunding, Series 1997A, Zero Coupon, 1/15/12 (c) ..       2,500,000          AAA              1,187,050
 Capital Appreciation Refunding, Series 1997A, Zero Coupon, 1/15/10 (c) ..       3,500,000          AAA              1,866,690

    The accompanying notes are an integral part of the financial statements.


                     22 -- SCUDDER CALIFORNIA TAX FREE FUND

                                                                                 Principal        Credit           Market
                                                                                Amount ($)      Rating (b)        Value ($)
------------------------------------------------------------------------------------------------------------------------------
 Junior Lien, Series 1993:
  Zero Coupon, 1/1/02 ....................................................         515,000          NR                 428,156
  Zero Coupon, 1/1/04 ....................................................       1,000,000          BBB                881,760
  Zero Coupon, 1/1/06 ....................................................         200,000          BBB                136,308
  Zero Coupon, 1/1/10 ....................................................       1,500,000          NR                 813,165
 Senior Lien, Series 1993:
  Zero Coupon, 1/1/14 ....................................................       2,500,000          NR               1,075,125
  Step-up Coupon, 0% to 1/1/02, 7.3% to 1/1/04 ...........................       2,500,000          BBB              2,262,800
  Zero Coupon, 1/1/00 ....................................................       1,500,000          BBB              1,366,215
  Step-up Coupon, 0% to 1/1/02, 7.4% to 1/1/07 ...........................       6,000,000          BBB              5,568,480
 Series 1997A, Zero Coupon, 1/15/03 (c) ..................................         900,000          AAA                711,171
 Series 1997A, Zero Coupon, 1/15/04 (c) ..................................         400,000          AAA                300,464
 Series 1997A, Zero Coupon, 1/15/05 (c) ..................................       1,900,000          AAA              1,354,073
San Jose, CA, Financing Revenue, Community Facilities Project:
 Zero Coupon, 11/15/03 ...................................................         735,000          A                  557,968
 Zero Coupon, 11/15/04 ...................................................       1,605,000          A                1,156,740
 Zero Coupon, 11/15/05 ...................................................       1,605,000          A                1,100,388
 Zero Coupon, 11/15/06 ...................................................       1,605,000          A                1,043,908
San Jose, CA, Unified School District, Santa Clara County, Capital
 Appreciation, Series 1997A, Zero Coupon, 8/1/13 (c) .....................       2,445,000          AAA              1,071,155
San Mateo County, CA, Transportation District:
 Series 1997A, 5.5%, 6/1/15 (c) ..........................................       2,500,000          AAA              2,618,325
 Series 1997A, 5.5%, 6/1/16 (c) ..........................................       4,065,000          AAA              4,239,023
Santa Ana, CA, Financing Authority, Lease Revenue Bonds, Police
 Administration and Holding Facility, Series 1994A, 6.25%, 7/1/24 (c) ....       2,000,000          AAA              2,288,680
Santa Clara County, CA, Finance Authority, Lease Revenue, VMC Replacement
 Project, 7.75%, 11/15/08 (c) ............................................       3,250,000          AAA              4,126,883
Santa Cruz County, CA, Certificates of Participation, Capital Facilities
 Project:
 Series 1997, 5.5%, 9/1/16 (c) ...........................................         955,000          AAA                996,237
 Series 1997, 5.5%, 9/1/17 (c) ...........................................       1,005,000          AAA              1,045,893
 Series 1997, 5.5%, 9/1/18 (c) ...........................................       1,060,000          AAA              1,096,496
 Series 1997, 5.6%, 9/1/19 (c) ...........................................       1,115,000          AAA              1,165,409
 Series 1997, 5.6%, 9/1/20 (c) ...........................................       1,180,000          AAA              1,233,006
 Series 1997, 5.65%, 9/1/24 (c) ..........................................       1,445,000          AAA              1,519,793
 Series 1997, 5.65%, 9/1/25 (c) ..........................................       1,520,000          AAA              1,599,511
 Series 1997, 5.65%, 9/1/26 (c) ..........................................       1,605,000          AAA              1,687,561

    The accompanying notes are an integral part of the financial statements.


                     23 -- SCUDDER CALIFORNIA TAX FREE FUND

                                                                                 Principal        Credit           Market
                                                                                Amount ($)      Rating (b)        Value ($)
------------------------------------------------------------------------------------------------------------------------------
Santa Margarita/Dana Point, CA:
 Improvement Districts 3, 3A, 4 and 4A, Series B, 7.25%, 8/1/05 (c) ......       2,895,000          AAA              3,444,037
 Improvement Districts 1-2-2A and 8, Series 1994A, 7.25%, 8/1/06 (c) .....         465,000          AAA                561,306
South Orange County, CA, Public Power Authority, Special Tax Revenue,
 7%, 9/1/06 (c) ..........................................................       2,230,000          AAA              2,639,361
Southern California Public Power Authority:
 Series 1989, 6.75%, 7/1/10 ..............................................       6,000,000          A                7,024,140
Transmission Project Revenue, Capital Appreciation,
 Zero Coupon, 7/1/15 .....................................................       2,000,000          AA                 780,660
Ukiah, CA, Unified School District, Series 1997,
 Zero Coupon, 8/1/10 (c) .................................................       1,200,000          AAA                626,340
University of California Medical Center, Revenue Bonds, Series 1996,
 10%, 7/1/03 (c) .........................................................       4,470,000          AAA              5,750,521
Vallejo Sanitation & Flood Control District, Solano County, CA,
 Certificates of Participation, 5%, 7/1/19 (c) ...........................       2,500,000          AAA              2,416,175
Valley Health System, CA, Revenue Bonds, Refunding and Improvement Project:
 Series 1996 A, 6.5%, 5/15/15 ............................................         385,000          BBB                410,845
 Series 1996 A, 6.5%, 5/15/25 ............................................       5,075,000          BBB              5,394,827
Watsonville, CA, Community Hospital Revenue, Series 1996, 5.95%,
 7/1/07 ..................................................................       1,135,000          A                1,236,537
West Covina, CA, Redevelopment Agency Facility, Series 1996, 5.75%,
 9/1/09 ..................................................................         865,000          A                  914,712
West Covina, CA, Queen of the Valley Hospital, Certificate of Participation,
 Hospital Revenue:
  Series 1994, 5.7%, 8/15/00 .............................................         380,000          A                  394,117
  Series 1994, 5.8%, 8/15/01 .............................................         750,000          A                  786,173
Westminster, CA, Redevelopment Agency, Tax Allocation Revenue, Community
 Development, Project #1, Series A, 7.3%, 8/1/21 .........................       2,690,000          BBB              2,931,051
Whittier, CA, Presbyterian Intercommunity Hospital, Health Facilities
 Revenue:
 6.25%, 6/1/08 (c) .......................................................       1,000,000          AAA              1,132,400
 6.25%, 6/1/10 (c) .......................................................       1,250,000          AAA              1,416,638
Virgin Islands
Virgin Islands, Special Tax Bonds, Hugo Bonds, 7.75%, 10/1/06 ............       1,720,000          NR               1,887,648
Virgin Islands, General Obligation, Public Finance Authority,
 Mortgage Fund Loan Notes, Series 1992 A, 7%, 10/1/02 ....................       1,000,000          BBB              1,096,350
------------------------------------------------------------------------------------------------------------------------------
Total Long-Term Municipal Investments (Cost $284,991,065)                                                          303,423,703
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio - 100.0% (Cost $289,991,065) (a)                                                        308,423,703
------------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.


                     24 -- SCUDDER CALIFORNIA TAX FREE FUND

(a) The cost for federal income tax purposes was $289,976,341. At September 30, 1997, net unrealized appreciation for all securities based on tax cost was $18,447,362. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $18,568,587 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $121,225.

(b) All of the securities held have been determined to be of appropriate credit quality as required by the Fund's investment objectives. Credit ratings shown are assigned by either Standard & Poor's Rating Group, Moody's Investors Service, Inc. or Fitch Investors Service, Inc. Unrated securities (NR) have been determined by the Investment Adviser to be of comparable quality to rated eligible securities.

(c) Bond is insured by one of these companies: AMBAC, FGIC, FSA, MBIA, or MBIA/BIG.

 * Floating rate and monthly, weekly, or daily demand notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the Treasury bill rate. Variable rate demand notes are securities whose yields are periodically reset at levels that are generally comparable to tax-exempt commercial paper. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit from a major bank. These notes are carried, for purposes of calculating average weighted maturity, at the longer of the period remaining until the next rate change or to the extent of the demand period.

** ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on bonds so designated.

    AMT: Alternative minimum tax

    The accompanying notes are an integral part of the financial statements.


                  25 -- SCUDDER CALIFORNIA TAX FREE FUND

                              Financial Statements

                       Statement of Assets and Liabilities
                      as of September 30, 1997 (Unaudited)

Assets
--------------------------------------------------------------------------------------------------------------------------
              Investments, at market (identified cost $289,991,065) ............         $ 308,423,703
              Receivable on investments sold ...................................             1,000,000
              Cash .............................................................                59,924
              Interest receivable ..............................................             3,744,061
              Receivable on Fund shares sold ...................................                 7,095
              Other assets .....................................................                 7,092
                                                                                         ----------------
              Total assets .....................................................           313,241,875
Liabilities
--------------------------------------------------------------------------------------------------------------------------
              Payable for investments purchased ................................             5,427,147
              Dividends payable ................................................               453,684
              Payable for Fund shares redeemed .................................               232,392
              Accrued management fee ...........................................               156,454
              Other payables and accrued expenses ..............................                73,778
                                                                                         ----------------
              Total liabilities ................................................             6,343,455
             --------------------------------------------------------------------------------------------
              Net assets, at market value                                                $ 306,898,420
             --------------------------------------------------------------------------------------------
Net Assets
--------------------------------------------------------------------------------------------------------------------------
              Net assets consist of:
              Net unrealized appreciation on investments .......................            18,432,638
              Accumulated net realized loss ....................................            (7,940,104)
              Paid-in capital ..................................................           296,405,886
             --------------------------------------------------------------------------------------------
              Net assets, at market value                                                $ 306,898,420
             --------------------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------------------------------------------------
              Net Asset Value, offering and redemption price per share
                 ($306,898,420 / 28,114,908 outstanding shares of beneficial
                 interest, $.01 par  value, unlimited number of shares                   ----------------
                 authorized) ...................................................                $10.92
                                                                                         ----------------

    The accompanying notes are an integral part of the financial statements.


                     26 -- SCUDDER CALIFORNIA TAX FREE FUND

                             Statement of Operations
                 six months ended September 30, 1997 (Unaudited)

Investment Income
---------------------------------------------------------------------------------------------------------------------------
              Interest .........................................................         $   8,412,205
                                                                                         -----------------
              Expenses:
              Management fee ...................................................               918,990
              Services to shareholders .........................................               108,542
              Trustees' fees and expenses ......................................                 9,720
              Custodian and accounting fees ....................................                63,242
              Reports to shareholders ..........................................                21,824
              Auditing .........................................................                20,800
              Legal ............................................................                 2,760
              Registration fees ................................................                 9,485
              Other ............................................................                 6,255
                                                                                         -----------------
                                                                                             1,161,618
             ---------------------------------------------------------------------------------------------
              Net investment income                                                          7,250,587
             ---------------------------------------------------------------------------------------------

Realized and unrealized gain (loss) on investment transactions
---------------------------------------------------------------------------------------------------------------------------
              Net realized gain (loss) from:
              Investments ......................................................             1,269,390
              Futures ..........................................................               (36,950)
              Options ..........................................................                (9,049)
                                                                                         -----------------
                                                                                             1,223,391
              Net unrealized appreciation on investments .......................            13,415,331
             ---------------------------------------------------------------------------------------------
              Net gain on investment transactions                                           14,638,722
             ---------------------------------------------------------------------------------------------
             ---------------------------------------------------------------------------------------------
              Net increase in net assets resulting from operations                       $  21,889,309
             ---------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.


                     27 -- SCUDDER CALIFORNIA TAX FREE FUND

                       Statements of Changes in Net Assets

                                                                           Six Months
                                                                              Ended
                                                                          September 30,      Year Ended
                                                                              1997           March 31,
Increase (Decrease) in Net Assets                                          (Unaudited)          1997
------------------------------------------------------------------------------------------------------------------------
            Operations:
            Net investment income ..................................     $   7,250,587     $  14,517,415
            Net realized gain from investment transactions .........         1,223,391         3,388,395
            Net unrealized appreciation (depreciation) on investment
               transactions during the period ......................        13,415,331        (2,601,367)
                                                                         ----------------  ---------------
            Net increase in net assets resulting from operations ...        21,889,309        15,304,443
                                                                         ----------------  ---------------
            Distributions to shareholders:
            From net investment income .............................        (7,250,587)      (14,517,415)
                                                                         ----------------  ---------------
            From net realized gains from investment transactions ...                --          (140,246)
                                                                         ----------------  ---------------
            Fund share transactions:
            Proceeds from shares sold ..............................        26,695,728        42,826,716
            Net asset value of shares issued to shareholders in
               reinvestment of distributions .......................         4,466,780         8,972,653
            Cost of shares redeemed ................................       (27,478,851)      (56,494,954)
                                                                         ----------------  ---------------
            Net increase (decrease) in net assets from Fund share
               transactions ........................................         3,683,657        (4,695,585)
                                                                         ----------------  ---------------
            Increase (decrease) in net assets ......................        18,322,379        (4,048,803)
            Net assets at beginning of period ......................       288,576,041       292,624,844
                                                                         ----------------  ---------------
            Net assets at end of period ............................     $ 306,898,420     $ 288,576,041
                                                                         ----------------  ---------------
Other Information
------------------------------------------------------------------------------------------------------------------------
            Increase (decrease) in Fund shares
            Shares outstanding at beginning of period ..............        27,774,183        28,232,177
                                                                         ----------------  ---------------
            Shares sold ............................................         2,500,602         4,110,618
            Shares issued to shareholders in reinvestment of
               distributions .......................................           416,738           860,296
            Shares redeemed ........................................        (2,576,615)       (5,428,908)
                                                                         ----------------  ---------------
            Net increase (decrease) in Fund shares .................           340,725          (457,994)
                                                                         ----------------  ---------------
            Shares outstanding at end of period ....................        28,114,908        27,774,183
                                                                         ----------------  ---------------

    The accompanying notes are an integral part of the financial statements.


                     28 -- SCUDDER CALIFORNIA TAX FREE FUND

                              Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                         Six Months
                           Ended
                         September 30,
                             1997                              Years Ended March 31,
                         (Unaudited)    1997     1996    1995    1994     1993     1992     1991     1990     1989    1988
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning  -------------------------------------------------------------------------------------------------
   of period ..............  $10.39   $10.36   $10.07  $10.02  $11.05   $10.60   $10.41   $10.29   $10.26    $9.99  $11.18
                            -------------------------------------------------------------------------------------------------
Income from investment
   operations:
Net investment income .....     .26      .52      .51     .51     .53      .59      .61      .63      .65      .68     .69
Net realized and unrealized
   gain (loss) on
   investment
   transactions ...........     .53      .04      .29     .14    (.35)     .94      .47      .21      .22      .27    (.93)
Total from investment       -------------------------------------------------------------------------------------------------
   operations .............     .79      .56      .80     .65     .18     1.53     1.08      .84      .87      .95    (.24)
                            -------------------------------------------------------------------------------------------------
Less distributions:
From net investment
   income .................    (.26)    (.52)    (.51)   (.51)   (.53)    (.59)    (.61)    (.63)    (.65)    (.68)   (.69)
From net realized gains on
   investments ............      --     (.01)      --    (.09)   (.63)    (.49)    (.28)    (.09)    (.19)      --    (.26)
In excess of net realized
   gains ..................      --       --       --      --    (.05)      --       --       --       --       --      --
                            -------------------------------------------------------------------------------------------------
Total distributions .......    (.26)    (.53)    (.51)   (.60)  (1.21)   (1.08)    (.89)    (.72)    (.84)    (.68)   (.95)
                            -------------------------------------------------------------------------------------------------
Net asset value, end of     -------------------------------------------------------------------------------------------------
   period .................  $10.92   $10.39   $10.36  $10.07  $10.02   $11.05   $10.60   $10.41   $10.29   $10.26  $ 9.99
-----------------------------------------------------------------------------------------------------------------------------
Total Return (%) ..........    7.67**   5.44     8.01    6.75    1.30    15.13    10.74     8.53     8.62     9.80   (1.70)
Ratios and Supplemental Data
Net assets, end of period
   ($ millions) ...........     307      289      293     294     325      309      242      208      193      171     153
Ratio of operating expenses
   to average daily net
   assets (%) .............     .78*     .78      .77     .80     .78      .79      .81      .84      .83      .89     .88
Ratio of net investment
   income to average
   daily net assets (%) ...    4.85*    4.98     4.88    5.18    4.85     5.42     5.79     6.13     6.23     6.71    6.95
Portfolio turnover rate ...    23.8*    70.8     49.2    87.3   126.5    208.6    143.0    170.6     70.4    158.9    52.3

*  Annualized
** Not annualized


                      29 -- SUDDER CALIFORNIA TAX FREE FUND

                          Notes to Financial Statements

                       A. Significant Accounting Policies

Scudder California Tax Free Money Fund ("Tax Free Money Fund"), a nondiversified fund, and California Tax Free Fund ("Tax Free Fund"), a diversified fund, are each a series of Scudder California Tax Free Trust (the "Trust") which is organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

The Funds' financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. Tax Free Money Fund values all portfolio securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and pursuant to which Tax Free Money Fund must adhere to certain conditions. Under this method, which does not take into account unrealized gains and losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium.

Tax Free Fund's portfolio debt securities with original maturities greater than sixty days are valued by pricing agents approved by the Officers of the Fund, which quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. Money market investments purchased with an original a maturity of sixty days or less are valued at amortized cost. All other debt securities are valued at their fair value as determined in good faith by the Valuation Committee of the Trustees.

When-issued and Forward Delivery Securities. The Tax Free Fund may purchase securities on a when-issued or forward delivery basis, for payment and delivery at a later date. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment take place at a later time. At the time the Tax Free Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. During the period between purchase and settlement, no payment is made by the Tax Free Fund to the issuer and no interest accrues to the Tax Free Fund. At the time of settlement, the market value of the security may be more or less than the purchase price.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of an item at a specified price on a specific date (settlement date). During the period, the Tax Free Fund purchased interest rate futures to manage the duration of the portfolio. Additionally, during the period the Tax Free Fund sold interest rate futures to hedge against declines in the value of portfolio securities.

Upon entering into a futures contract, the Tax Free Fund is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Tax Free Fund each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial reporting purposes as unrealized gains or losses by the Tax Free Fund. When entering into a closing transaction, the Tax Free Fund will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.


                  30 -- SCUDDER CALIFORNIA TAX FREE MONEY FUND
                        SCUDDER CALIFORNIA TAX FREE FUND

Certain risks may arise upon entering into futures contracts including the risk that an illiquid secondary market will limit the Tax Free Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Tax Free Fund gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Options. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Tax Free Fund if the option is exercised. During the six months ended September 30, 1997, the Tax Free Fund wrote call options on interest rate futures as a hedge against potential adverse price movements in the value of portfolio assets. In addition, during the period the Tax Free Fund purchased call options on interest rate futures to manage the duration of the portfolio.

If the Tax Free Fund writes an option and the option expires unexercised, the Tax Free Fund will realize income, in the form of a capital gain, to the extent of the amount received for the option (the "premium"). If the Tax Free Fund elects to close out the option it would recognize a gain or loss based on the difference between the cost of closing the option and the initial premium received. If the Tax Free Fund purchased an option and allows the option to expire it would realize a loss to the extent of the premium paid. If the Tax Free Fund elects to close out the option it would recognize a gain or loss equal to the difference between the cost of acquiring the option and the amount realized upon the sale of the option.

The gain or loss recognized by the Tax Free Fund upon the exercise of a written call or purchased put option is adjusted for the amount of option premium. If a written put or purchased call option is exercised the Tax Free Fund's cost basis of the acquired security or currency would be the exercise price adjusted for the amount of the option premium.

The liability representing the Tax Free Fund's obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked price or at the most recent asked price (bid for purchased options) if no bid and asked price are available. Over-the-counter written or purchased options are valued using dealer supplied quotations.

When the Tax Free Fund writes a covered call option, the Tax Free Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security or currency above the exercise price. When the Tax Free Fund writes a put option it accepts the risk of a decline in the market value of the underlying security or currency below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Tax Free Fund's maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Tax Free Fund's ability to close out an option contract prior to the expiration date and, that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged.

Amortization and Accretion. All premiums and original issue discounts are amortized/accreted for both tax and financial reporting purposes.


                  31 -- SCUDDER CALIFORNIA TAX FREE MONEY FUND
                        SCUDDER CALIFORNIA TAX FREE FUND

Federal Income Taxes. The Funds' policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute all of their taxable and tax-exempt income to their shareholders. Accordingly, the Funds paid no federal income taxes and no provisions for federal income taxes were required.

As of March 31, 1997, the Tax Free Money Fund had a net tax basis capital loss carryforward of approximately $95,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until March 31, 2000 ($14,000), March 31, 2002 ($7,000), March 31, 2003 ($55,000),
March 31, 2004 ($18,000), and March 31, 2005 ($1,000), the respective expiration dates, whichever occurs first.

As of March 31, 1997, the Tax Free Fund had a net tax basis capital loss carryforward of approximately $6,884,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until March 31, 2003 ($6,492,000) and March 31, 2004 ($392,000), the
respective expiration dates, whichever occurs first.

Distribution of Income and Gains. All of the net investment income of the Funds is declared as dividends to shareholders of record as of the close of business each day and is paid to shareholders monthly. During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Funds if not distributed and, therefore, will be distributed to shareholders. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax.

The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to investments in options, futures, and certain securities sold at a loss for the Tax Free Fund. As a result, net investment income and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Funds may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Funds.

The Funds use the specific identification method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Other. Investment transactions are accounted for on a trade-date basis. Distributions of net realized gains to shareholders are recorded on the ex-dividend date. Interest income is accrued pro rata to the earlier of the call or maturity date.

                      B. Purchases and Sales of Securities

For the six months ended September 30, 1997, purchases and sales of long-term municipal securities aggregated $43,644,650 and $34,180,133, respectively, for the Tax Free Fund.

The aggregate face value of futures contracts opened and closed during the six months ended September 30, 1997 for the Tax Free Fund, was $19,210,188.


                  32 -- SCUDDER CALIFORNIA TAX FREE MONEY FUND
                        SCUDDER CALIFORNIA TAX FREE FUND

Transactions in written call options on interest rate futures for the six months ended September 30, 1997 were as follows:


                                      Number of Contracts  Premiums Received ($)
      Outstanding at March 31, 1997              --                    --
      Contracts written                         100                39,925
      Contracts closed                         (100)              (39,925)
      --------------------------------------------------------------------------

      Outstanding at September 30,               --                    --
      1997
                               C. Related Parties

Each Fund has entered into an Investment Management Agreement (each an "Agreement" and collectively the "Agreements") with Scudder, Stevens & Clark, Inc. (the "Adviser"), under which each Fund agrees to pay the Adviser a fee computed and accrued daily and paid monthly. The management fee payable under the Agreements is equal to an annual rate of 0.50% of the average daily net assets of Tax Free Money Fund, and 0.625% of the first $200,000,000 of the average daily net assets and 0.60% of such net assets in excess of $200,000,000 for Tax Free Fund. As manager of the assets of Tax Free Money Fund and Tax Free Fund, the Adviser directs the investments of Tax Free Money Fund and Tax Free Fund in accordance with the investment objectives, policies, and restrictions of each Fund. The Adviser determines the securities, instruments, and other contracts relating to investments to be purchased, sold or entered into by each Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Agreements. For the six months ended September 30, 1997, the fee for the Tax Free Fund pursuant to the Agreement amounted to $918,990, which was equivalent to an annualized effective rate of 0.62% of the Fund's average daily net assets.

With respect to Tax Free Money Fund, the Adviser has agreed not to impose all or a portion of its management fee until July 31, 1998 and during such period to maintain the annualized expenses of Tax Free Money Fund at not more than 0.60% of average daily net assets. For the six months ended September 30, 1997, the Adviser did not impose a portion of its fee amounting to $67,247, and the portion imposed amounted to $97,808.

On June 26, 1997, the Adviser entered into an agreement with The Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, pursuant to which Zurich will acquire a majority interest in the Adviser, and the Adviser will form a new global investment organization by combining with Zurich's subsidiary, Zurich Kemper Investments, Inc. and change its name to Scudder Kemper Investments, Inc. Subject to the receipt of the required regulatory and shareholder approvals, the transaction is expected to close in the fourth quarter of 1997.

Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend-paying and shareholder service agent for the Funds. For the six months ended September 30, 1997, $32,529 and $78,680 were charged by SSC to Tax Free Money Fund and Tax Free Fund, of which $5,365 and $12,941 are unpaid at September 30, 1997, respectively.


                  33 -- SCUDDER CALIFORNIA TAX FREE MONEY FUND
                        SCUDDER CALIFORNIA TAX FREE FUND

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records for the Tax Free Money Fund and Tax Free Fund. For the six months ended September 30, 1997, SFAC imposed fees amounting to $15,000 and $33,958 of which $2,500 and $6,285 are unpaid at September 30, 1997 for the Tax Free Money Fund and Tax Free Fund, respectively.

The Trust pays each Trustee not affiliated with the Adviser $4,000 annually plus specified amounts for attended board and committee meetings. For the six months ended September 30, 1997, Trustees' fees and expenses aggregated $8,273 and $9,720 for Tax Free Money Fund and Tax Free Fund, respectively.


                  30 -- SCUDDER CALIFORNIA TAX FREE MONEY FUND
                        SCUDDER CALIFORNIA TAX FREE FUND

                                    This Page
                                  intentionally
                                   left blank.




















                  35 - SCUDDER CALIFORNIA TAX FREE MONEY FUND
                       SCUDDER CALIFORNIA TAX FREE FUND

                             Officers and Trustees

David S. Lee*
President and Trustee

Henry P. Becton, Jr.
Trustee; President and General
Manager, WGBH Educational
Foundation

Dawn-Marie Driscoll
Trustee; Executive Fellow, Center
for Business Ethics; President,
Driscoll Associates

Peter B. Freeman
Trustee; Corporate Director and
Trustee

George M. Lovejoy, Jr.*
Trustee

Daniel Pierce*
Trustee

Olin Barrett*
Vice President

Donald C. Carleton*
Vice President

Jerard K. Hartman*
Vice President

Thomas W. Joseph*
Vice President

Thomas F. McDonough*
Vice President and Secretary

Pamela A. McGrath*
Vice President and Treasurer

Edward J. O'Connell*
Vice President and Assistant Treasurer

Jeremy L. Ragus*
Vice President

Rebecca L. Wilson*
Vice President






                         *Scudder, Stevens & Clark, Inc.


                  36 - SCUDDER CALIFORNIA TAX FREE MONEY FUND
                       SCUDDER CALIFORNIA TAX FREE FUND

                        Investment Products and Services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series --
     Premium Shares*
     Managed Shares*
  Scudder Government Money Market Series --
     Managed Shares*

Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series--
     Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Growth
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Growth and Income Fund
    Scudder International Fund
    Scudder Global Discovery Fund
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Retirement Programs
-------------------
  IRA
  SEP IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan**+++ +++
    (a variable annuity)

Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  The Latin America Dollar Income Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.
  Scudder World Income Opportunities
    Fund, Inc.

     For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder, Stevens & Clark, Inc., are traded on various stock exchanges.

                  37 - SCUDDER CALIFORNIA TAX FREE MONEY FUND
                       SCUDDER CALIFORNIA TAX FREE FUND

                                Scudder Solutions


Convenient ways to invest, quickly and reliably:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Investment Plan                                    QuickBuy

          A convenient investment program in which you designate       Lets you purchase Scudder fund shares
          the purchase details and the bank account, and money is      electronically, avoiding potential mailing delays;
          electronically debited from that account monthly to          designate a bank account and the transaction
          regularly purchase fund shares and "dollar cost average"     details, and money for each of your transactions is
          -- buy more shares when the fund's price is lower and        electronically debited from that account.
          fewer when it's higher, which can reduce your average
          purchase price over time.

          Automatic Dividend Transfer                                  Payroll Deduction and Direct Deposit

          The most timely, reliable, and convenient way to             Have all or part of your paycheck -- even government
          purchase shares -- use distributions from one Scudder        checks -- invested in up to four Scudder funds at
          fund to purchase shares in another, automatically            one time.
          (accounts with identical registrations or the same
          social security or tax identification number).

          Dollar cost averaging involves continuous investment in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets.
          Investors should consider their ability to continue such a plan through periods of low price levels.

Around-the-clock electronic account service and information, including some transactions:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Automated Information Line: SAIL(TM) --              Scudder's Web Site -- http://funds.scudder.com
          1-800-343-2890
                                                                       Scudder Electronic Account Services: Offering
          Personalized account information, the ability to             account information and transactions, interactive
          exchange or redeem shares, and information on other          worksheets, prospectuses and applications for all
          Scudder funds and services via touchtone telephone.          Scudder funds, plus your current asset allocation,
                                                                       whenever you need them. Scudder's Site also
                                                                       provides news about Scudder funds, retirement
                                                                       planning information, and more.

Retirees and those who depend on investment proceeds for living expenses can enjoy these convenient, timely, and reliable automated withdrawal programs:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Withdrawal Plan                                    QuickSell

          You designate the bank account, determine the schedule       Provides speedy access to your money by
          (as frequently as once a month) and amount of the            electronically crediting your redemption proceeds
          redemptions, and Scudder does the rest.                      to the bank account you designate.

          DistributionsDirect

          Automatically deposits your fund distributions into the bank account you designate within three business days after each distribution is paid.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------

                  38 - SCUDDER CALIFORNIA TAX FREE MONEY FUND
                       SCUDDER CALIFORNIA TAX FREE FUND



Mutual Funds and More -- Brokerage and Guidance Services:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Brokerage Services                             Scudder Portfolio Builder

          Offers you access to a world of investments,           A free service designed to help suggest ways investors like
          including stocks, corporate bonds, Treasuries, plus    you can diversify your portfolio among domestic and global,
          over 6,000 mutual funds from at least 150 mutual       as well as equity, fixed-income, and money market funds,
          fund companies. And Scudder Fund Folio(SM) provides    using Scudder funds.
          investors with access to a marketplace of more than
          500 no-load funds from well-known companies--with no   Personal Counsel from Scudder(SM)
          transaction fees or commissions. Scudder
          shareholders can take advantage of a Scudder           Developed for investors who prefer the benefits of no-load
          Brokerage account already reserved for them, with      Scudder funds but want ongoing professional assistance in
          no minimum investment. For information about           managing a portfolio. Personal Counsel(SM) is a highly
          Scudder Brokerage Services, call 1-800-700-0820.       customized, fee-based asset management service for
                                                                 individuals investing $100,000 or more.


          Fund Folio funds held less than six months will be charged a fee for redemptions. You can buy shares directly from the fund itself or its principal underwriter or distributor without paying this fee. Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061.
          Member SIPC.

          Personal Counsel From Scudder(SM) and Personal Counsel(SM) are service marks of and represent a program offered by Scudder Investor Services, Inc., Adviser.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------
Additional Information on How to Contact Scudder:
------------------------------------------------------------------------------------------------------------------------------
          For existing account services and transactions         Please address all written correspondence to
          Scudder Investor Relations -- 1-800-225-5163           The Scudder Funds
                                                                 P.O. Box 2291
          For establishing 401(k) and 403(b) plans               Boston, Massachusetts
          Scudder Defined Contribution Services --               02107-2291
          1-800-323-6105
                                                                 Or Stop by a Scudder Investor Center

          For information about The Scudder Funds, including     Many shareholders enjoy the personal, one-on-one service of
          additional applications and prospectuses, or for       the Scudder Investor Centers. Check for an Investor Center near
          answers to investment questions                        you -- they can be found in the following cities:

          Scudder Investor Relations -- 1-800-225-2470           Boca Raton            Chicago           San Francisco
                   Investor.Relations@scudder.com                Boston                New York

------------------------------------------------------------------------------------------------------------------------------
          New From Scudder: Scudder International Growth and Income Fund

          Scudder International Growth and Income Fund takes a yield-oriented approach to investing in international equities. The
          Fund seeks to provide long-term growth of capital plus current income. Investors who desire international exposure but who wish to take a more conservative approach may appreciate the Fund's emphasis on the dividend paying stocks of well-established companies outside the United States.
------------------------------------------------------------------------------------------------------------------------------
          The share price of Scudder International Growth and Income Fund will fluctuate. International investing involves special risks including currency fluctuation and political instability. Contact Scudder Investor Services, Inc., Distributor,
          for a prospectus which contains more complete information, including management fees and other expenses. Please read it carefully before you invest or send money.



                  39 - SCUDDER CALIFORNIA TAX FREE MONEY FUND
                       SCUDDER CALIFORNIA TAX FREE FUND

Celebrating Over 75 Years of Serving Investors

Established in 1919 by Theodore Scudder, Sidney Stevens, and F. Haven Clark, Scudder, Stevens & Clark was the first independent investment counsel firm in the United States. Since its birth, Scudder's pioneering spirit and commitment to professional long-term investment management have helped shape the investment industry. In 1928, we introduced the nation's first no-load mutual fund. Today we offer over 40 pure no load(TM) funds, including the first international mutual fund offered to U.S. investors.

Over the years, Scudder's global investment perspective and dedication to research and fundamental investment disciplines have helped us become one of the largest and most respected investment managers in the world. Though times have changed since our beginnings, we remain committed to our long-standing principles: managing money with integrity and distinction; keeping the interests of our clients first; providing access to investments and markets that may not be easily available to individuals; and making investing as simple and convenient as possible through friendly, comprehensive service.



This information must be preceded or accompanied by a current prospectus.


Portfolio changes should not be considered recommendations for action by individual investors.

SCUDDER

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